Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
General and administrative expense	$ 32,129,489	$ 7,084,795	$ 1,622,541
Reduction of research and development expense	1,974,530	477,750	125,680
Reduction of financing expense	3,024,451	1,842,853	$ 173,268
Bottom of range | CEBA Loan
Statement [Line Items]
Reduction of financing expense	10,000	10,000
Bottom of range | Canada Emergency Wage Subsidy Program
Statement [Line Items]
General and administrative expense	21,299	21,299
Reduction of research and development expense	$ 4,309	$ 4,309